Annual Fund Operating Expenses - Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Aug. 18, 2021
Operating Expenses:
Management fee	0.15%	[1]
Other Expenses	none
Total annual fund operating expenses	0.15%

[1]	Effective August 18, 2021, the fund’s management fee was reduced from 0.16% to 0.15% of the fund’s average daily net assets.